SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Loss before income taxes	$ 9,646,142	¥ (3.0)	$ 1,275,449	$ 2,343,238
Income tax benefit computed at statutory corporate income tax rate	2,411,536		318,862	585,810
Reconciling items:
Additional deduction for R&D expenses	39,547		284,981	538,151
Entertainment expense	(2,829)			(3,362)
Effect of preferential tax rates	(144,871)		(454,662)	(448,240)
Effect of changes in tax rates			(2,023,126)
Effect of different tax rates in other jurisdictions	(2,223,582)		(27,964)
Change in valuation allowance	(79,801)		1,896,697	(672,359)
Total income tax expense			(5,212)
CHINA
Loss before income taxes	$ 577,482		$ 1,112,542	$ 2,343,238
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%